Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual Amounts with Regard to Other Off-balance Sheet Instruments) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 96,370	¥ 94,414
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	717	974
Commitments to make investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 718	¥ 674